Convertible Notes and Warrants	6 Months Ended
Sep. 30, 2014
Notes
Convertible Notes and Warrants

NOTE 6 - CONVERTIBLE NOTES AND WARRANTS

(For the Year Ended March 31, 2014)

Convertible Notes from Shareholders

The Company has debt outstanding to shareholders, which was issued between 2006 and 2009. The debt was not issued with warrants and some of the debt was not originally issued with a conversion feature. During fiscal years 2009 and 2010, the notes without conversion features were modified to contain a conversion feature, for which the Company recorded a loss on the modification.  Convertible notes from shareholders issued during fiscal year 2010 contained a beneficial conversion feature, with the discount being amortized over the term of the note, see table below.

	For the year ended March 31, 2014		For the year ended March 31, 2013
	Convertible Notes	Accrued Interest	Convertible Notes	Accrued Interest
Balance, beginning of period	$442,750	$208,088	$446,750	$163,998
Conversion to common stock	(114,057)	-	-	-
Reclassified from Convertible Notes at Fair Value	933,748	-	-	-
Accrued interest	-	44,216	-	44,090
Balance, end of period	$1,262,441	$252,304	$442,750	$208,088

Convertible notes from shareholders accrued interest at a rate of 10 percent per annum. The note holders had the sole option of converting the principal and interest represented by these notes into our common stock at a strike price equal to a $0.01. The note holders were only be allowed to convert shares or portion thereof to the extent that, at the time of the conversion, the conversion will not result in the note holders beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.

In March 2014, the note holders agreed to modify the terms of the notes.  The notes are now convertible at a fixed price of $0.26 and interest will no longer accrue on the remaining notes.  The note holders were only be allowed to convert shares or portion thereof to the extent that, at the time of the conversion, the conversion will not result in the note holders beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.

	Warrants Outstanding
	Number of Shares	Exercise Price
Outstanding at March 31, 2012	11,921,206	$0.15-$0.10
Warrants issued	443,560	$0.15
Warrants exercised	-	-
Warrants expired/cancelled	-	-
Outstanding at March 31, 2013	12,364,766	$0.15-$0.10
Warrants issued	2,960,000	$1.00-$2.00
Warrants exercised	-	-
Warrants expired/cancelled	(12,364,766)	-
Outstanding at March 31, 2014	2,960,000	$1.00-$2.00

NOTE 4 - CONVERTIBLE NOTES AND WARRANTS

(For the Six Months September 30, 2014)

Convertible Notes from Shareholders

The Company has debt outstanding to shareholders, which was issued between 2006 and 2013. The debt was not issued with warrants and some of the debt was not originally issued with a conversion feature. During fiscal years 2009 and 2010, the notes without conversion features were modified to contain a conversion feature, for which the Company recorded a loss on the modification.  Convertible notes from shareholders issued during fiscal year 2010 contained a beneficial conversion feature, with the discount being amortized over the term of the note.

Convertible notes from shareholders accrued interest at a rate of 10 percent per annum. The note holders had the sole option of converting the principal and interest represented by these notes into our common stock at a strike price equal to a $0.01. The note holders were only be allowed to convert shares or portion thereof to the extent that, at the time of the conversion, the conversion will not result in the note holders beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.

Additional, between December 2009 and February 2013, the Company entered into several Convertible Note Agreements ("Notes") for a total of $1,033,744.  The Company received aggregate proceeds of $884,700 reflecting a 15% original issue discount to the Note holders and a nominal rate of 16.63%.

The Notes were due after one year.  The note holders could have converted any portion of the Notes that are outstanding, whether such portion represents principal or interest, into shares of common stock of the Company at a price equal to $0.10. The Notes includes an anti-dilution adjustment that may not be adjusted below $0.01.

Simultaneously with the issuance of these Notes, the Company issued to the Note holders a 5-year warrant (the "Warrants") to purchase 12,364,766 shares of common stock of the Company.  The Warrants were exercisable at a price equal to $0.15. The Warrants included an anti-dilution adjustment that may not be adjusted below $0.01.

The note holders were only be allowed to convert shares or exercise warrants or portion thereof to the extent that, at the time of the conversion or exercise, the conversion or exercise will not result in the note holder beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.

Simultaneously with the issuance of this Note, the Company issued to each Note holder a 5-year warrant (the "Warrant") to purchase 504,203 shares of common stock of the Company.  The Warrant is exercisable at a price equal to $0.50. The Warrants include an anti-dilution adjustment that may not be adjusted below $0.01.

The note holder will only be allowed to convert shares or exercise warrants or portion thereof to the extent that, at the time of the conversion or exercise, the conversion or exercise will not result in the note holder beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.

In March 2014, the note holders’ agreed to modify the terms of all the notes and warrants.  The notes are now convertible at a fixed price of $0.26.  The warrants have been cancelled and no longer have any value.  A loss of $559,048 for the extinguishment of debt has been recorded on the State of Operations as of March 31, 2014.

	For the six months ended September 30, 2014		For the year ended March 31, 2014
	Convertible Notes	Accrued Interest	Convertible Notes	Accrued Interest
Balance, beginning of period	$1,262,441	$252,304	$442,750	$208,088
Conversion to common stock	(1,262,411)	(252,304)	(114,057)	-
Reclassified from Convertible Notes at Fair Value	-	-	933,748	-
Accrued interest	-	-	-	44,216
Balance, end of period	-	-	$1,262,441	$252,304

	Warrants Outstanding
	Number of Shares	Exercise Price
Outstanding at March 31, 2013	12,364,766	$0.15-$0.10
Warrants issued	2,960,000	$1.00-$2.00
Warrants exercised	-	-
Warrants expired/cancelled	(12,364,766	-
Outstanding at March 31, 2014	2,960,000	$1.00-$2.00
Warrants issued	12,038,446	0.55-$2.00
Warrants exercised	-	-
Warrants expired/cancelled	-	-
Outstanding at September 30, 2014	14,995,446	0.55-$2.00